Goodwill (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 40,287,000	$ 40,562,000
Discount rate applied to cash flow projections	10.00%
Growth rate used to extrapolate cash flow projections	23.00%
Terminal Value Multiplier	10
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Power Manager Business | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Decrease through loss of control of subsidiary, intangible assets and goodwill	$ 275,000
Weichai Ballard JV
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	8.00%
Terminal Value Multiplier	5